PROSPECTUS SUPPLEMENT

December 1, 2015

For

Guardian Investor IISM Variable Annuity •The Guardian Investor® Individual Variable Annuity •The Guardian Investor® Group Variable Annuity •The Guardian Investor Variable Annuity B Series® •The Guardian Investor Variable Annuity L Series® •The Guardian Investor Asset Builder® Variable Annuity •The Guardian Investor Income Access® Variable Annuity •The Guardian Investor Retirement Asset Manager® Variable Annuity •Value Guard Individual Deferred Variable Annuity •Value Guard II Individual and Group Deferred Variable Annuity The Guardian C+C Variable Annuity •The Guardian CxC Variable Annuity •The Guardian Investor ProFreedom Variable AnnuitySM (B Share) •The Guardian Investor ProFreedom Variable AnnuitySM (C Share)

Issued by

THE GUARDIAN INSURANCE & ANNUITY COMPANY, INC.

The following supplemental information should be read in conjunction with:

1.	the Prospectus dated May 1, 2015 for The Guardian Investor IISM Variable Annuity issued through The Guardian Separate Account R;
2.	the Prospectus dated May 1, 2015 for The Guardian Investor® Individual Variable Annuity issued through The Guardian Separate Account D;
3.	the Prospectus dated May 1, 1998 for The Guardian Investor® Group Variable Annuity issued through The Guardian Separate Account D;
4.	the Prospectus dated May 1, 2015 for The Guardian Investor Variable Annuity B Series® issued through The Guardian Separate Account R;
5.	the Prospectus dated May 1, 2015 for The Guardian Investor Variable Annuity L Series® issued through The Guardian Separate Account R;
6.	the Prospectus dated May 1, 2015 for The Guardian Investor Asset Builder® Variable Annuity issued through The Guardian Separate Account R;
7.	the Prospectus dated May 1, 2015 for The Guardian Investor Income Access® Variable Annuity issued through The Guardian Separate Account Q;
8.	the Prospectus dated May 1, 2015 for The Guardian Investor Retirement Asset Manager® Variable Annuity issued through The Guardian Separate Account E;
9.	the Prospectus dated May 1, 2000 for Value Guard Individual Deferred Variable Annuity issued through The Guardian Separate Value Line Account;
10.	the Prospectus dated May 1, 2010 for Value Guard II Individual and Group Deferred Variable Annuity issued through The Guardian Separate Account A;
11.	the Prospectus dated May 1, 2007 for The Guardian C+C Variable Annuity issued through The Guardian Separate Account F;
12.	the Prospectus dated May 1, 2007 for The Guardian CxC Variable Annuity issued through The Guardian Separate Account F;
13.	the Prospectus dated May 1, 2015 for The Guardian Investor ProFreedom Variable AnnuitySM (B Share) issued through The Guardian Separate Account R; and
14.	the Prospectus dated May 1, 2015 for The Guardian Investor ProFreedom Variable AnnuitySM (C Share) issued through The Guardian Separate Account R.

PROSUPP1215

Pursuant to shareholder approval, effective December 1, 2015, Fidelity VIP Money Market Portfolio (Service Class 2) shall be known as the Fidelity VIP Government Money Market Portfolio (Service Class 2).

As always, the availability of any investment option is subject to change. See your prospectus for more information concerning the addition, deletion or substitution of investments.

Except as set forth herein, all other provisions of the prospectuses noted above, as heretofore supplemented, shall remain unchanged.

THIS PROSPECTUS SUPPLEMENT MUST BE PRECEDED OR ACCOMPANIED BY THE MOST RECENT PROSPECTUS FOR THE APPLICABLE PRODUCT AND SHOULD BE RETAINED WITH THE PROSPECTUS FOR FUTURE REFERENCE.